Debt Financing Footnote XBRL details (Details)			3 Months Ended			6 Months Ended	12 Months Ended
		Jul. 01, 2014 USD ($)	Sep. 30, 2014 USD ($) Integer collateralized_bonds	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Sep. 30, 2013	Jun. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Integer
Debt financing							$ 345,359,000		$ 257,274,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust							378,423,092		216,371,801
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities							7,214,136		2,764,286		$ 970,298
Payments to Acquire Available-for-sale Securities							142,794,827		148,624,000		28,561,857
Derivative, Fixed Interest Rate												3.00%
Arbors at Hickory Ridge [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust							$ 13,363,236	[1]	$ 11,801,899	[2]
TOB Financing					$ 7,000,000
Debt Instrument, Interest Rate, Stated Percentage							6.25%	[1]	6.25%	[2]
Available-for-sale Security, Maturity Date at a point in time							Dec. 01, 2049	[1]	Dec. 01, 2049	[2]
Autumn Pines [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust	[2]								$ 11,952,518
Proceeds from Sale of Available-for-sale Securities						$ 13,100,000
Debt Instrument, Interest Rate, Stated Percentage	[2]								5.80%
Available-for-sale Security, Maturity Date at a point in time	[2]								Oct. 01, 2046
Lost Creek [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust									$ 17,626,172	[3]					$ 18,500,000
Proceeds from Sale of Available-for-sale Securities				$ 18,700,000		18,700,000
TOB Facility [Member]
Number of Available for Sale Securities, Held in a Trust | Integer			4
Number of Collateralized Bonds | collateralized_bonds			10
TEBS II Facility [Member]
Debt financing			$ 94,700,000				$ 94,700,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust			$ 118,400,000
Short-term Debt, Percentage Bearing Fixed Interest Rate		1.40%					1.40%
Debt Instrument, Basis Spread on Variable Rate		0.00%					0.10%
Debt Instrument, Total Rate of Borrowing		1.50%					1.50%
Number of Available for Sale Securities, Held in a Trust | Integer			13
Debt Financing, Net			$ 91,600,000
Payments to Acquire Available-for-sale Securities			72,400,000
Restricted Cash and Cash Equivalents			6,300,000				$ 6,300,000
Derivative Asset, Notional Amount		$ 31,600,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		Aug. 15, 2019
TEB Facility [Member]
Debt financing							$ 76,400,000		$ 93,000,000
Debt Instrument, Interest Rate, Stated Percentage							0.07%		0.13%
Debt, Weighted Average Interest Rate							2.00%		2.03%
Number of Available for Sale Securities, Held in a Trust | Integer																13
Restricted Cash and Cash Equivalents							$ 1,000,000		$ 700,000
Class A TEBS Certificates [Member] | TEB Facility [Member]
Debt financing											95,800,000
Class B TEBS Certificates [Member] | TEB Facility [Member]
Debt financing											20,300,000
SPEARS [Member] | TOB Facility [Member]
Proceeds from Sale of Available-for-sale Securities, Debt			45,900,000
LIFERS [Member] | TOB Facility [Member]
Proceeds from Sale of Available-for-sale Securities, Debt			26,500,000
Trust Portfolio--MBS Bonds [Member]
Available for Sale Securities, not Including Premiums						3,700,000	$ 14,765,000		42,830,000		31,620,000
Short-term Debt, Percentage Bearing Fixed Interest Rate							0.90%
Cash Collateral for Borrowed Securities							$ 2,100,000		$ 4,100,000
Debt Instrument, Basis Spread on Variable Rate							0.40%
Debt Instrument, Total Rate of Borrowing							1.30%
Debt, Weighted Average Interest Rate							1.10%		1.30%
Trust Portfolio--MBS Bonds [Member] | Georgia MBS Bonds [Member]
Available for Sale Securities, not Including Premiums						10,000,000
Trust Portfolio--MBS Bonds [Member] | SPEARS [Member]
TOB Financing							$ 34,900,000
Trust Portfolio--MBS Bonds [Member] | SPEARS [Member] | Georgia MBS Bonds [Member]
TOB Financing						7,800,000
Trust Portfolio--MBS Bonds [Member] | LIFERS [Member]
Available for Sale Securities, not Including Premiums							9,200,000
TOB Financing											6,500,000
Trust Portfolio--MBS Bonds [Member] | LIFERS [Member] | Georgia MBS Bonds [Member]
TOB Financing						2,200,000
Trading Securities [Member]
Debt financing							174,250,000		$ 164,295,000
Trading Securities [Member] | TOB Facility-11 [Member]
Debt financing							34,975,000
TOB Financing			$ 35,000,000				$ 35,000,000
Debt Instrument, Total Rate of Borrowing							4.47%
Debt, Weighted Average Interest Rate			4.50%
Available-for-sale Security, Maturity Date at a point in time			Jul. 01, 2019				Jul. 01, 2019
Trading Securities [Member] | TOB Facility-10 [Member]
Debt financing							$ 21,850,000
TOB Financing			$ 21,900,000			17,300,000	$ 21,900,000
Debt Instrument, Total Rate of Borrowing							4.34%
Debt, Weighted Average Interest Rate			4.30%
Available-for-sale Security, Maturity Date at a point in time			Oct. 01, 2016				Oct. 01, 2016
Trading Securities [Member] | TOB facility-13 [Member]
Debt financing							$ 9,010,000
Debt Instrument, Total Rate of Borrowing							4.05%
Debt, Weighted Average Interest Rate							4.00%
Available-for-sale Security, Maturity Date at a point in time							Jul. 01, 2017
Trading Securities [Member] | TOB facility-13 and 14 [Member]
Debt financing							$ 18,000,000
Trading Securities [Member] | TOB Facility-12 [Member] [Member]
Debt financing							17,250,000
TOB Financing			$ 17,300,000				$ 17,300,000
Debt Instrument, Total Rate of Borrowing							4.55%
Debt, Weighted Average Interest Rate			4.60%
Available-for-sale Security, Maturity Date at a point in time			Jul. 01, 2017				Jul. 01, 2017
Trading Securities [Member] | TOB facility-9 [Member]
Debt financing							$ 25,535,000		25,750,000
TOB Financing							$ 25,500,000		$ 25,800,000
Short-term Debt, Percentage Bearing Fixed Interest Rate							1.60%
Debt Instrument, Basis Spread on Variable Rate									0.40%
Debt Instrument, Total Rate of Borrowing							1.96%		1.96%
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2015		Dec. 01, 2014
Trading Securities [Member] | TOB facility-8 [Member]
Debt financing	[4]								$ 13,210,000
TOB Financing									$ 13,200,000
Debt Instrument, Total Rate of Borrowing	[4]								2.21%
Available-for-sale Security, Maturity Date at a point in time	[4]								Oct. 01, 2014
Trading Securities [Member] | TOB facility-7 [Member]
Debt financing	[5]								$ 20,000,000
TOB Financing													$ 20,000,000
Debt Instrument, Total Rate of Borrowing	[5]								2.21%
Available-for-sale Security, Maturity Date at a point in time	[5]								Jun. 01, 2014
Trading Securities [Member] | TOB facility-6 [Member]
Debt financing									$ 7,000,000
Debt Instrument, Total Rate of Borrowing									2.40%
Available-for-sale Security, Maturity Date at a point in time									Aug. 01, 2014
Trading Securities [Member] | TOB facility-5 [Member]
Debt financing									$ 5,700,000
Debt Instrument, Total Rate of Borrowing									2.40%
Available-for-sale Security, Maturity Date at a point in time									Jun. 01, 2014
Trading Securities [Member] | TOB Facility-1 [Member]
Debt financing			$ 9,800,000			9,800,000			$ 9,770,000
Debt Instrument, Total Rate of Borrowing									1.96%
Available-for-sale Security, Maturity Date at a point in time									Jul. 01, 2014
Trading Securities [Member] | TOB facility-2 [Member]
Debt financing							$ 44,675,000		$ 48,995,000
Debt Instrument, Total Rate of Borrowing							2.20%		2.32%
Available-for-sale Security, Maturity Date at a point in time							Jun. 01, 2015		Jun. 01, 2014
Public housing capital fund trusts [Member]
Available for Sale Securities, not Including Premiums							$ 59,308,398		$ 65,264,703		65,264,703			$ 59,300,000
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities							4,300,000
Cash Collateral for Borrowed Securities							$ 400,000
Debt Instrument, Total Rate of Borrowing							2.20%		2.30%
Public housing capital fund trusts [Member] | SPEARS [Member]
TOB Financing							$ 44,700,000				49,000,000			49,000,000
Public housing capital fund trusts [Member] | LIFERS [Member]
TOB Financing											16,000,000			$ 16,000,000
TOB Facility [Member]
Debt Instrument, Total Rate of Borrowing							3.90%		2.70%
Five Points Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 5,000,000					$ 10,000,000
Line of Credit Facility, Interest Rate During Period				3.50%
Debt Instrument, Maturity Date				Mar. 01, 2015
Bankers Trust [Member]
Line of Credit Facility, Interest Rate During Period				3.40%
Debt Instrument, Maturity Date				Mar. 01, 2016
Omaha State Bank [Member]
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Long Term Debt, Maturity date at a point in time					Jan. 25, 2014
Line of Credit Facility, Maximum Borrowing Capacity					$ 6,000,000
Mortgage Backed Securities Trusts 1 - 5 [Member] | Trust Portfolio--MBS Bonds [Member] | SPEARS [Member]
TOB Financing							$ 12,000,000				$ 25,100,000
Available-for-sale Security, Maturity Date at a point in time							Apr. 01, 2015
Mortgage Backed Security Trust 5 [Member] [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing				$ 2,500,000			$ 5,300,000
Mortgage Backed Security Trust 5 [Member] [Member] | Trust Portfolio--MBS Bonds [Member] | SPEARS [Member]
TOB Financing				2,000,000
Mortgage Backed Security Trust 5 [Member] [Member] | Trust Portfolio--MBS Bonds [Member] | LIFERS [Member]
TOB Financing				$ 540,000
Mortgage Backed Security Trust 5 [Member] [Member] | Trading Securities [Member] | TOB facility-3 [Member]
Debt financing							$ 5,270,000		$ 10,545,000
Debt Instrument, Total Rate of Borrowing							1.06%		1.27%
Available-for-sale Security, Maturity Date at a point in time							Apr. 01, 2015		Apr. 01, 2014
Mortgage Backed Security Trust 4 [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							$ 6,000,000
Mortgage Backed Security Trust 4 [Member] | Trading Securities [Member] | TOB facility-3 [Member]
Debt financing									$ 5,960,000
Debt Instrument, Total Rate of Borrowing									1.23%
Available-for-sale Security, Maturity Date at a point in time									Apr. 01, 2014
Mortgage Backed Security Trust 6 [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							7,800,000
Mortgage Backed Security Trust 6 [Member] | Trading Securities [Member] | TOB facility-3 [Member]
Debt financing									$ 7,825,000
Debt Instrument, Total Rate of Borrowing									1.02%
Available-for-sale Security, Maturity Date at a point in time									Aug. 01, 2014
Mortgage Backed Security Trusts 4, 5, 6 [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							19,100,000
Mortgage Backed Security Trust 3 [Member] | Trading Securities [Member] | TOB facility-3 [Member]
Debt financing						$ 2,900,000			$ 2,865,000
Debt Instrument, Total Rate of Borrowing									1.22%
Available-for-sale Security, Maturity Date at a point in time									Apr. 01, 2014
Subsequent Event [Member] | Mortgage Backed Security Trust 5 [Member] [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							5,300,000
Subsequent Event [Member] | Mortgage Backed Security Trust 4 [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							6,000,000
Subsequent Event [Member] | Mortgage Backed Security Trust 6 [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							7,800,000
Subsequent Event [Member] | Mortgage Backed Security Trusts 4, 5, 6 [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing							$ 19,100,000
Series B [Member] | TEBS II Facility [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust			$ 23,700,000

[1]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11
[2]	Bond held by Deutsche Bank in a secured financing transaction, Note 11
[3]	Bonds owned by ATAX TEBS I, LLC, Note 11
[4]	Avistar at the Oaks Apartments, Avistar on the Hills Apartments, and Avistar in 09 Apartments is the collateral for the $20.0 million TOB Trust.
[5]	Avistar at Chase Hill, Avistar at the Crest, and Avistar on the Boulevard is the collateral for the approximate $13.2 million TOB Trust.